Intangible assets and goodwill - Summary of Carrying Amount of Goodwill to the Respective CGUs and the Key Assumptions Used in Estimation of the Recoverable Amount (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Opening Balance		€ 747,465	€ 749,104
Ending Balance		1,158,175	747,465
RoW Betting [Member]
Disclosure of information for cash-generating units [line items]
Opening Balance		29,335	15,528
Reclassification			13,952
Foreign currency translation effect		117	(145)
Ending Balance		€ 29,452	€ 29,335
Terminal value growth rate		2.00%	2.00%
Budgeted EBITDA margin 1	[1]	39.80%	45.10%
Discount rate - WACC (before taxes)		8.60%	10.50%
RoW Betting AV [Member]
Disclosure of information for cash-generating units [line items]
Opening Balance		€ 44,001	€ 44,001
Acquisition		57,814
Foreign currency translation effect		4,481
Ending Balance		€ 106,296	€ 44,001
Terminal value growth rate		2.00%	2.00%
Budgeted EBITDA margin 1	[1]	15.30%	16.80%
Discount rate - WACC (before taxes)		8.60%	10.40%
RoW Other [Member]
Disclosure of information for cash-generating units [line items]
Opening Balance		€ 12,772	€ 12,772
Acquisition		4,659
Foreign currency translation effect		72
Ending Balance		€ 17,504	€ 12,772
Terminal value growth rate		2.00%	2.00%
Budgeted EBITDA margin 1	[1]	22.10%	21.30%
Discount rate - WACC (before taxes)		11.20%	10.30%
United States [Member]
Disclosure of information for cash-generating units [line items]
Opening Balance			€ 10,935
Impairment			(10,395)
Acquisition		€ 88,752
Foreign currency translation effect		6,148	(540)
Ending Balance		€ 94,900
Terminal value growth rate		2.00%
Budgeted EBITDA margin 1	[1]	23.20%
Discount rate - WACC (before taxes)		11.10%
Optima [Member]
Disclosure of information for cash-generating units [line items]
Opening Balance			13,952
Reclassification			€ (13,952)

[1]	The budgeted EBITDA margin for the RoW Betting CGUs represents an average margin, whereas the budgeted EBITDA margin for the RoW Other and United States CGUs represents the assumption for the last year of the budget period.